Inventory (Tables)	12 Months Ended
Mar. 31, 2023
Classes of current inventories [abstract]
Disclosure of inventories [Table Text Block]
	March 31, 2023	March 31, 2022
Work in Process and Parts	$9,737,474	$17,025,863
Finished Goods	31,871,760	15,228,991

Total	$41,609,234	$32,254,854